Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Aggregate Prepayment To Suppliers	¥ 419,084		$ 60,953	¥ 568,883
Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	128,017		18,619	228,740
Singapore [Member] | Supplier A [Member] | Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	0		0	0	[1]
South Korea [Member] | Supplier B [Member] | Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	128,017		18,619	130,605
Germany [Member] | Supplier C [Member] | Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	¥ 0	[1]	$ 0	¥ 98,135

[1]	As of December 31, 2017, all prepayments of Supplier A was provided with full impairment provision, please refer to note (17) (a). As of December 31, 2018, all prepayments of Supplier C was provided with full impairment provision, please refer to note (17) (b).